Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 3,323,509	$ 2,644,556
Operating expenses:
Costs of revenues	394,023	436,715
Selling, general and administrative expenses	7,243,151	6,172,390
Amortization of intangible assets	624,000	720,000
Write-off of impaired intangible assets	570,030
Total operating expenses	8,831,204	7,329,105
Loss from operations	(5,507,695)	(4,684,548)
Other (income) expense:
Interest expense	124,293	519,096
Amortization of debt discount		401,177
Financing costs	7,500	163,528
Gain on extinguishment of derivative liability		(1,164,802)
Legal settlements		219,000
Gain from forgiveness of government assistance note payable	(648,265)	(10,000)
Loss on extinguishment of debt		1,858,395
Total other (income) expense, net	(516,472)	1,986,394
Loss from continuing operations	(4,991,223)	(6,670,942)
Gain on sale of discontinued operation		2,895,283
Net loss	$ (4,991,223)	$ (3,775,659)
Net loss per common share - basic and diluted:
Loss from continuing operations	$ (0.41)	$ (1.08)
Gain on sale of discontinued operation		0.47
Net loss	$ (0.41)	$ (0.61)
Weighted average common shares outstanding - basic and diluted	12,277,922	6,183,047